JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 74.3%
Fixed Income — 10.3%
iShares 20+ Year Treasury Bond ETF	35,600	5,872,932
Vanguard Total International Bond ETF	648,200	36,467,732

Total Fixed Income		42,340,664

International Equity — 15.4%
iShares MSCI EAFE ETF	476,150	25,454,979
iShares MSCI Japan ETF	14,512	716,748
JPMorgan BetaBuilders Canada ETF (a)	611,500	11,624,615
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	80,400	1,513,128
JPMorgan BetaBuilders Europe ETF (a)	1,102,500	21,112,875
JPMorgan BetaBuilders Japan ETF (a)	165,000	3,377,550

Total International Equity		63,799,895

U.S. Equity — 48.6%
iShares Core S&P 500 ETF	358,200	92,558,880
SPDR S&P 500 ETF Trust	420,500	108,383,875

Total U.S. Equity		200,942,755

TOTAL EXCHANGE-TRADED FUNDS (Cost $285,137,692)		307,083,314

INVESTMENT COMPANIES — 19.1%
Alternative Assets — 4.3%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	705,069	6,324,465
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	45,529	6,804,018
Neuberger Berman Long Short Fund Class Institutional Shares *	326,435	4,534,178

Total Alternative Assets		17,662,661

Fixed Income — 13.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,494,404	30,032,628
JPMorgan High Yield Fund Class R6 Shares (a)	1,960,784	12,176,471
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	461,868	5,006,652
Lord Abbett Short Duration Income Fund Class F3 Shares	2,408,524	9,537,755

Total Fixed Income		56,753,506

U.S. Equity — 1.1%
BlackRock Event Driven Equity Fund Class Institutional Shares	508,701	4,669,879

TOTAL INVESTMENT COMPANIES (Cost $77,829,486)		79,086,046

COMMON STOCKS — 3.8%
Aerospace & Defense — 0.1%
Airbus SE (France)	2,031	130,962
Meggitt plc (United Kingdom)	10,419	37,453
Safran SA (France) *	2,478	219,544

		387,959

Air Freight & Logistics — 0.0% (c)
DSV Panalpina A/S (Denmark)	700	63,650

Auto Components — 0.0% (c)
Aisin Seiki Co. Ltd. (Japan)	200	4,898
Autoliv, Inc., SDR (Sweden)	512	24,088
Denso Corp. (Japan)	1,210	38,665
Magna International, Inc. (Canada)	1,434	45,773
Stanley Electric Co. Ltd. (Japan)	1,600	31,406
Sumitomo Rubber Industries Ltd. (Japan)	1,900	17,846

		162,676

Automobiles — 0.1%
Honda Motor Co. Ltd. (Japan)	1,000	22,377
Suzuki Motor Corp. (Japan)	2,500	59,528
Toyota Motor Corp. (Japan)	1,700	102,450

		184,355

Banks — 0.2%
ABN AMRO Bank NV, CVA (Netherlands) (d)	2,967	24,076
Australia & New Zealand Banking Group Ltd. (Australia)	3,026	31,735
BNP Paribas SA (France)	2,545	74,302
DBS Group Holdings Ltd. (Singapore)	2,100	27,401
DNB ASA (Norway)	7,880	87,791
Erste Group Bank AG (Austria)	844	15,452
HDFC Bank Ltd., ADR (India)	1,840	70,766
ING Groep NV (Netherlands)	6,909	35,402
Intesa Sanpaolo SpA (Italy)	16,386	26,514
Lloyds Banking Group plc (United Kingdom)	177,580	69,425
Mitsubishi UFJ Financial Group, Inc. (Japan)	9,600	35,919
National Bank of Canada (Canada)	1,591	61,490
Standard Chartered plc (United Kingdom)	3,107	17,178
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,200	34,476
Svenska Handelsbanken AB, Class A (Sweden) *	11,073	91,320
United Overseas Bank Ltd. (Singapore)	3,400	46,648

		749,895

Beverages — 0.1%
Carlsberg A/S, Class B (Denmark)	1,801	202,756
Diageo plc (United Kingdom)	4,429	140,442
Kirin Holdings Co. Ltd. (Japan)	1,600	31,600
Pernod Ricard SA (France)	1,059	150,311

		525,109

Biotechnology — 0.1%
Ascendis Pharma A/S, ADR (Denmark) *	126	14,189
BeiGene Ltd., ADR (China) *	355	43,704
CSL Ltd. (Australia)	138	25,015
Galapagos NV (Belgium) *	721	141,588
Genmab A/S (Denmark) *	712	143,019
Grifols SA (Preference), Class B (Spain)	2,396	47,329

		414,844

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1,779	33,212
Daikin Industries Ltd. (Japan)	100	12,071

		45,283

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Capital Markets — 0.1%
Close Brothers Group plc (United Kingdom)	905	12,583
Deutsche Boerse AG (Germany)	179	24,592
Euronext NV (Netherlands) (d)	361	26,581
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,400	101,862
London Stock Exchange Group plc (United Kingdom)	2,957	264,521
Macquarie Group Ltd. (Australia)	743	39,571
Partners Group Holding AG (Switzerland)	26	17,801
XP, Inc., Class A (Brazil) *	272	5,247

		492,758

Chemicals — 0.2%
Air Liquide SA (France)	963	122,925
Asahi Kasei Corp. (Japan)	15,078	105,649
BASF SE (Germany)	874	40,852
Covestro AG (Germany) (d)	768	23,307
Givaudan SA (Registered) (Switzerland)	25	76,924
Johnson Matthey plc (United Kingdom)	1,847	40,697
Kansai Paint Co. Ltd. (Japan)	3,003	56,961
Shin-Etsu Chemical Co. Ltd. (Japan)	738	72,536
Tosoh Corp. (Japan)	600	6,781
Umicore SA (Belgium)	1,122	38,699

		585,331

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden) *	8,764	70,944

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	3,754	30,055

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	7,554	18,452
Element Fleet Management Corp. (Canada)	8,085	51,476
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	5,300	25,942

		95,870

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (d)	362,000	80,437
Koninklijke KPN NV (Netherlands)	26,247	62,767
KT Corp. (South Korea)	1,048	16,962
Nippon Telegraph & Telephone Corp. (Japan)	9,400	224,816
Telecom Italia SpA (Italy)	45,893	17,931

		402,913

Electric Utilities — 0.1%
Enel SpA (Italy)	26,882	185,428
Iberdrola SA (Spain)	11,294	110,467

		295,895

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	3,301	57,375
Legrand SA (France)	535	34,123
Melrose Industries plc (United Kingdom)	22,311	24,793
Mitsubishi Electric Corp. (Japan)	7,200	87,957
Nidec Corp. (Japan)	1,314	67,716
Prysmian SpA (Italy)	1,912	30,357

		302,321

Electronic Equipment, Instruments & Components — 0.2%
Hamamatsu Photonics KK (Japan)	6,124	248,846
Keyence Corp. (Japan)	848	272,643
Murata Manufacturing Co. Ltd. (Japan)	1,967	97,789
Omron Corp. (Japan)	800	41,362

		660,640

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	4,834	17,938

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	3,822	32,201
Scentre Group (Australia)	12,858	12,316

		44,517

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	2,000	66,050
Welcia Holdings Co. Ltd. (Japan)	400	28,086

		94,136

Food Products — 0.2%
Danone SA (France)	2,003	128,189
Nestle SA (Registered) (Switzerland)	5,297	542,242
Wilmar International Ltd. (Singapore)	16,300	36,861

		707,292

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	6,500	23,722

Health Care Equipment & Supplies — 0.2%
Alcon, Inc. (Switzerland) *	463	23,720
Asahi Intecc Co. Ltd. (Japan)	1,100	27,205
Elekta AB, Class B (Sweden)	3,521	28,705
GN Store Nord A/S (Denmark)	868	38,486
Hoya Corp. (Japan)	733	62,328
Koninklijke Philips NV (Netherlands)	3,679	151,050
Sartorius AG (Preference) (Germany)	303	72,440
Siemens Healthineers AG (Germany) (d)	1,295	50,060
Sonova Holding AG (Registered) (Switzerland)	240	42,795
Straumann Holding AG (Registered) (Switzerland)	81	59,219
Terumo Corp. (Japan)	3,780	129,508

		685,516

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1,580	58,828

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	2,265	35,289
InterContinental Hotels Group plc (United Kingdom)	524	22,293
Wynn Macau Ltd. (Macau)	8,809	13,211

		70,793

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	5,000	37,852
Persimmon plc (United Kingdom)	1,487	35,151
Sony Corp. (Japan)	800	47,387

		120,390

Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	1,475	112,359
Unicharm Corp. (Japan)	3,246	121,510

		233,869

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1,800	36,075

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (United Kingdom)	5,464	36,418
DCC plc (United Kingdom)	604	37,721
Jardine Matheson Holdings Ltd. (Hong Kong)	1,003	50,483
Siemens AG (Registered) (Germany)	1,436	120,244

		244,866

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	35,469	317,612
Allianz SE (Registered) (Germany)	458	77,996
Aon plc	415	68,492
Aviva plc (United Kingdom)	8,575	28,192
AXA SA (France)	5,669	95,987
Direct Line Insurance Group plc (United Kingdom)	9,645	35,211
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	411	82,640
PICC Property & Casualty Co. Ltd., Class H (China)	60,000	57,455
Ping An Insurance Group Co. of China Ltd., Class H (China)	4,000	39,065
RSA Insurance Group plc (United Kingdom)	4,164	21,729
Sampo OYJ, Class A (Finland)	1,999	57,669
Storebrand ASA (Norway)	7,600	30,306
Sun Life Financial, Inc. (Canada)	2,024	65,108
Tokio Marine Holdings, Inc. (Japan)	1,700	77,783
Zurich Insurance Group AG (Switzerland)	130	45,670

		1,100,915

Interactive Media & Services — 0.1%
Adevinta ASA (France) *	4,848	43,889
Baidu, Inc., ADR (China) *	168	16,933
JOYY, Inc., ADR (China) *	637	33,927
NAVER Corp. (South Korea)	191	26,555
Tencent Holdings Ltd. (China)	2,346	115,957
Z Holdings Corp. (Japan)	7,700	24,549

		261,810

Internet & Direct Marketing Retail — 0.0% (c)
Alibaba Group Holding Ltd., ADR (China) *	205	39,868
ASOS plc (United Kingdom) *	1,282	18,864
MercadoLibre, Inc. (Argentina) *	82	40,063
Prosus NV, ADR (China) *	924	12,650
Zalando SE (Germany) * (d)	858	32,338

		143,783

IT Services — 0.0% (c)
Amadeus IT Group SA (Spain)	685	32,242
Obic Co. Ltd. (Japan)	900	117,261

		149,503

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	894	19,409

Machinery — 0.1%
KION Group AG (Germany)	550	23,671
Knorr-Bremse AG (Germany)	347	30,507
SMC Corp. (Japan)	509	213,395
THK Co. Ltd. (Japan)	1,900	38,282

		305,855

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	1,100	42,631
Eutelsat Communications SA (France)	229	2,381
Nordic Entertainment Group AB, Class B (Sweden)	1,452	30,232
Stroeer SE & Co. KGaA (Germany)	436	22,404
WPP plc (United Kingdom)	5,663	38,502

		136,150

Metals & Mining — 0.1%
Antofagasta plc (Chile)	4,275	40,828
BHP Group Ltd. (Australia)	776	14,078
BHP Group plc (Australia)	2,855	44,309
IGO Ltd. (Australia)	12,863	33,044
Rio Tinto Ltd. (Australia)	410	21,123
Rio Tinto plc (Australia)	622	28,514
South32 Ltd. (Australia)	17,901	19,761

		201,657

Multi-Utilities — 0.0% (c)
Engie SA (France)	5,884	60,255
National Grid plc (United Kingdom)	4,689	54,787

		115,042

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	2,633	76,672
Equinor ASA (Norway)	4,515	56,284
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1,447	47,259
TOTAL SA (France)	3,653	137,641

		317,856

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	4,546	45,455

Personal Products — 0.1%
L’Oreal SA (France)	892	230,859
Pola Orbis Holdings, Inc. (Japan)	700	12,869
Unilever plc (United Kingdom)	3,700	186,592

		430,320

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	8,900	137,125
AstraZeneca plc (United Kingdom)	3,202	285,295
Bayer AG (Registered) (Germany)	1,681	96,319
Daiichi Sankyo Co. Ltd. (Japan)	700	48,074
GlaxoSmithKline plc, ADR (United Kingdom)	2,346	88,890
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,794	32,023
Ipsen SA (France)	366	18,761
Novartis AG (Registered) (Switzerland)	2,692	222,087
Novo Nordisk A/S, Class B (Denmark)	5,459	325,990
Otsuka Holdings Co. Ltd. (Japan)	1,600	62,429
Roche Holding AG (Switzerland)	616	198,193
Sanofi (France)	1,125	97,397
Shionogi & Co. Ltd. (Japan)	1,479	72,855
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,747	26,519

		1,711,957

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	965	47,632
Recruit Holdings Co. Ltd. (Japan)	2,700	69,745
RELX plc (United Kingdom)	4,746	101,291
TechnoPro Holdings, Inc. (Japan)	600	28,002

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Teleperformance (France)	115	23,818

		270,488

Real Estate Management & Development — 0.0% (c)
Deutsche Wohnen SE (Germany)	544	20,617
Mitsui Fudosan Co. Ltd. (Japan)	3,700	64,064

		84,681

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	563	43,706
Canadian National Railway Co. (Canada)	220	17,201
Central Japan Railway Co. (Japan)	300	48,081

		108,988

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	1,135	299,203
Broadcom, Inc.	235	55,719
NXP Semiconductors NV (Netherlands)	714	59,212
Renesas Electronics Corp. (Japan) *	3,100	11,027
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,717	225,425
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13,000	117,030
Tokyo Electron Ltd. (Japan)	300	55,912

		823,528

Software — 0.1%
SAP SE (Germany)	2,809	313,619

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	765	19,824
Kingfisher plc (United Kingdom)	17,952	31,533
Nitori Holdings Co. Ltd. (Japan)	200	27,028

		78,385

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2,850	110,812
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	19	15,647

		126,459

Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group plc (United Kingdom)	1,818	29,551
China Hongxing Sports Ltd. (China) * ‡	755,000	1
EssilorLuxottica SA (France)	1,233	130,543
Hermes International (France)	60	40,825
Kering SA (France)	342	178,323
LVMH Moet Hennessy Louis Vuitton SE (France)	351	128,730
Moncler SpA (Italy)	1,426	51,819
Samsonite International SA (d)	15,600	14,607

		574,399

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	4,755	161,980

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	957	20,685
Bunzl plc (United Kingdom)	1,146	22,939
Mitsubishi Corp. (Japan)	1,800	38,074
Sumitomo Corp. (Japan)	4,300	49,038

		130,736

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	3,478	123,130
Vodafone Group plc (United Kingdom)	40,810	56,458
Vodafone Group plc, ADR (United Kingdom)	3,966	54,612

		234,200

TOTAL COMMON STOCKS (Cost $13,248,617)		15,655,615

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (e) (Cost $11,573,244)	11,575,262	11,575,262

Total Investments — 100.0% (Cost $387,789,039)		413,400,237
Other Assets Less Liabilities — 0.0% (c) (f)		63,896

Net Assets — 100.0%		413,464,133

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY**
United States	91.8%
Ireland	1.7
Others (each less than 1.0%)	3.7
Short-Term Investments	2.8

** Percentages indicated are based on total investments as of March 31, 2020.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of March 31, 2020.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$387,959	$—	$387,959
Air Freight & Logistics	—	63,650	—	63,650
Auto Components	45,773	116,903	—	162,676
Automobiles	—	184,355	—	184,355
Banks	132,256	617,639	—	749,895
Beverages	—	525,109	—	525,109
Biotechnology	57,893	356,951	—	414,844
Building Products	—	45,283	—	45,283
Capital Markets	5,247	487,511	—	492,758
Chemicals	—	585,331	—	585,331
Communications Equipment	—	70,944	—	70,944
Containers & Packaging	—	30,055	—	30,055
Diversified Financial Services	51,476	44,394	—	95,870
Diversified Telecommunication Services	—	402,913	—	402,913
Electric Utilities	—	295,895	—	295,895
Electrical Equipment	—	302,321	—	302,321
Electronic Equipment, Instruments & Components	—	660,640	—	660,640
Energy Equipment & Services	—	17,938	—	17,938
Equity Real Estate Investment Trusts (REITs)	—	44,517	—	44,517
Food & Staples Retailing	28,086	66,050	—	94,136
Food Products	—	707,292	—	707,292
Gas Utilities	—	23,722	—	23,722
Health Care Equipment & Supplies	—	685,516	—	685,516
Health Care Providers & Services	—	58,828	—	58,828
Hotels, Restaurants & Leisure	—	70,793	—	70,793
Household Durables	—	120,390	—	120,390
Household Products	—	233,869	—	233,869
Independent Power and Renewable Electricity Producers	—	36,075	—	36,075
Industrial Conglomerates	—	244,866	—	244,866
Insurance	133,600	967,315	—	1,100,915
Interactive Media & Services	50,860	210,950	—	261,810
Internet & Direct Marketing Retail	92,581	51,202	—	143,783
IT Services	—	149,503	—	149,503
Life Sciences Tools & Services	—	19,409	—	19,409

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Machinery	$—	$305,855	$—	$305,855
Media	—	136,150	—	136,150
Metals & Mining	—	201,657	—	201,657
Multi-Utilities	—	115,042	—	115,042
Oil, Gas & Consumable Fuels	123,931	193,925	—	317,856
Paper & Forest Products	—	45,455	—	45,455
Personal Products	—	430,320	—	430,320
Pharmaceuticals	147,432	1,564,525	—	1,711,957
Professional Services	—	270,488	—	270,488
Real Estate Management & Development	—	84,681	—	84,681
Road & Rail	60,907	48,081	—	108,988
Semiconductors & Semiconductor Equipment	340,356	483,172	—	823,528
Software	—	313,619	—	313,619
Specialty Retail	—	78,385	—	78,385
Technology Hardware, Storage & Peripherals	—	126,459	—	126,459
Textiles, Apparel & Luxury Goods	—	574,398	1	574,399
Tobacco	—	161,980	—	161,980
Trading Companies & Distributors	—	130,736	—	130,736
Wireless Telecommunication Services	54,612	179,588	—	234,200

Total Common Stocks	1,325,010	14,330,604	1	15,655,615

Exchange-Traded Funds	307,083,314	—	—	307,083,314
Investment Companies	72,282,028	—	—	72,282,028
Short-Term Investments
Investment Companies	11,575,262	—	—	11,575,262

Total Investments in Securities	$392,265,614	$14,330,604	$1	$406,596,219

As of March 31, 2020, certain Investment Companies with a fair value of $6,804,018 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$15,214,120	$—	$—	$—	$(3,589,505)	$11,624,615	611,500	$296,981	$—
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	1,044,110	1,000,422	—	—	(531,404)	1,513,128	80,400	58,314	—
JPMorgan BetaBuilders Europe ETF (a)	19,333,020	7,703,412	—	—	(5,923,557)	21,112,875	1,102,500	405,209	—
JPMorgan BetaBuilders Japan ETF (a)	1,722,155	2,001,798	—	—	(346,403)	3,377,550	165,000	93,337	—
JPMorgan Core Bond Fund Class R6 Shares (a)	28,139,117	3,600,000	2,300,000	58,835	534,676	30,032,628	2,494,404	595,857	133,089
JPMorgan Equity Focus Fund Class I Shares (a)	3,302,979	—	3,337,820	—	34,841	—	—	—	—
JPMorgan Equity Focus Fund Class R6 Shares (a)	—	3,337,820	2,551,256	131,047	(917,611)	—	—	26,518	539,708
JPMorgan Equity Income Fund Class R6 Shares (a)	3,701,202	—	3,185,369	(589,286)	73,453	—	—	50,602	39,711
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	7,359,202	—	7,549,642	2,200,292	(2,009,852)	—	—	—	393
JPMorgan High Yield Fund Class R6 Shares (a)	—	12,000,000	—	—	176,471	12,176,471	1,960,784	—	—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	4,930,928	—	4,970,132	165,526	(126,322)	—	—	27,316	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (b)	7,534,117	116,853,120	112,810,978	(2,353)	1,356	11,575,262	11,575,262	92,888	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	5,025,127	—	—	—	(18,475)	5,006,652	461,868	91,496	—
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares(a)	3,575,436	2,196,616	4,868,184	(1,601,887)	698,019	—	—	18,425	712,514

Total	$100,881,513	$148,693,188	$141,573,381	$362,174	$(11,944,313)	$96,419,181		$1,756,943	$1,425,415

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.